Earnings Per Share	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

16. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per ordinary share computations for 2013, 2012 and 2011:

	2013	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1,109,890	$1,186,809	$1,071,154
less:
Dividend preference on Preference shares(a)	-	102	110
Income available to all classes of shares	$1,109,890	$1,186,707	$1,071,044

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,877,303	301,139,652	299,012,744
Preference shares outstanding	1,937,819	3,969,307	3,961,617
Total weighted average shares outstanding	303,815,122	305,108,959	302,974,361
Potentially dilutive Ordinary shares	673,089	1,761,064	1,795,743
Potentially dilutive Preference shares(a)	-	16,851	20,184
Total weighted average Ordinary shares outstanding assuming dilution	302,550,392	302,900,716	300,808,487
Total weighted average Preference shares outstanding assuming dilution	1,937,819	3,986,158	3,981,801

Basic earnings per share	$3.65	$3.89	$3.54

Fully diluted earnings per share	$3.65	$3.87	$3.51

(a) As of the preference share conversion on June 28th, 2013, the Company no longer has two classes of shares.